DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Derivative [Line Items]
Asset - Derivatives fair value	$ 18,987		$ 2,679
Liability - Derivatives fair value	202		10,364
Mark to market derivative gain (loss)	25,877	$ 23,655
Interest rate swaps
Derivative [Line Items]
Asset - Derivatives fair value	18,815		2,608
Liability - Derivatives fair value	0		10,364
Mark to market derivative gain (loss)	23,798	6,628
Bunker derivatives
Derivative [Line Items]
Asset - Derivatives fair value	172		0
Liability - Derivatives fair value	83		0
Mark to market derivative gain (loss)	1,787	275
Foreign currency swaps
Derivative [Line Items]
Asset - Derivatives fair value	0		71
Liability - Derivatives fair value	119		0
Mark to market derivative gain (loss)	(189)	(160)
Forward freight agreements
Derivative [Line Items]
Asset - Derivatives fair value	0		0
Liability - Derivatives fair value	0		$ 0
Mark to market derivative gain (loss)	$ 481	$ 16,912